Net Loss Per Share of Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss Per Share of Common Share
Net Loss Per Share of Common Share

6. Net Loss per Share of Common Share

Prior to the Business Combination, the Company used the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s preferred stock that was outstanding prior to the Business Combination contractually entitled the holders of such stock to participate in dividends but did not contractually require the holders of such stock to participate in losses of the Company. Accordingly, in periods in which the Company reported a net loss attributable to common stockholders, such losses were not allocated to the preferred stock. The Company may be required to issue additional common shares pursuant to contingent value rights (“CVRs”) issued in connection with the Business Combination. The number of shares issuable is contingent upon the Company’s future stock price performance over a specified measurement period. As the contingency has not been met as of March 31, 2026, these shares have not been included in the calculation of basic or diluted net loss per share.

After the Business Combination, the Company applied the treasury stock method to determine the dilutive effect of potentially dilutive securities, and the if-converted method to determine the dilutive effect of any potentially dilutive convertible securities, as post-merger, the Company’s only participating securities were shares of the Company’s common stock, and any dividends declared on the common stock would be forfeitable if not vested.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common stock outstanding during the period, without consideration of potentially dilutive securities. There are no potentially dilutive securities included in the Company’s diluted net loss per share calculation for the three months ended March 31, 2026 and 2025, as the effect of any potentially dilutive security is anti-dilutive due to the net losses in those periods.

The table below sets forth the computation of basic and dilutive net loss per share:

	For the three months ended
	March 31,
	2026	2025
Numerator:
Net loss	$(10,503)	$(6,252)
Denominator:
Weighted-average shares outstanding, basic and diluted	105,861,986	63,170,918
Net loss per share, basic and diluted	$(0.10)	$(0.10)

The weighted-average shares outstanding above include both common shares and exchangeable shares outstanding at March 31, 2026 and 2025 as these shares are exchangeable on a one-for-one basis into the Company’s common shares and are therefore economically equivalent to common shares outstanding.

The table below sets forth a listing of potentially dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common shareholders because the impact of including them would have been anti-dilutive or out-of-the-money. Potentially dilutive securities include stock options, restricted stock units, warrants, and other share-settled instruments:

	For the three months ended
	March 31,
	2026	2025
Stock options	17,550,369	19,198,254
RSUs	1,232,794	—
Warrants (public and private)	30,276,119	12,670,143
Total	49,059,282	31,868,397

14. Net Loss Per Share of Common Share

Prior to the Merger, the Company used the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s preferred stock that was outstanding prior to the Merger contractually entitled the holders of such stock to participate in dividends but did not contractually require the holders of such stock to participate in losses of the Company. Accordingly, in periods in which the Company reported a net loss attributable to common stockholders, such losses were not allocated to the preferred stock. The Company may be required to issue additional common shares pursuant to contingent value rights (“CVRs”) issued in connection with the Business Combination. The number of shares issuable is contingent upon the Company’s future stock price performance over a specified measurement period. As the contingency has not been met as of December 31, 2025, these shares have not been included in the calculation of basic or diluted net loss per share.

After the Merger, the Company applied the treasury stock method to determine the dilutive effect of potentially dilutive securities, and the if-converted method to determine the dilutive effect of any potentially dilutive convertible securities, as post-merger, the Company’s only participating securities were shares of the Company’s common stock, and any dividends declared on the common stock would be forfeitable if not vested.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common stock outstanding during the period, without consideration of potentially dilutive securities. There are no potentially dilutive securities included in the Company’s diluted net loss per share calculation for the years ended December 31, 2025 and 2024, as the effect of any potentially dilutive security is anti-dilutive due to the net losses in those periods.

The table below sets forth the computation of basic and dilutive net loss per share:

	For the year ended
	December 31,
	2025	2024
Numerator:
Net loss	$(28,016,641)	$(11,485,410)
Denominator:
Weighted-average shares outstanding, basic and diluted	71,646,985	60,414,175
Net loss per share, basic and diluted	$(0.39)	$(0.19)

The weighted-average shares outstanding above include both common shares and exchangeable shares outstanding at December 31, 2025 and 2024 as these shares are exchangeable one-for-one basis into the Company’s common shares and are therefore economically equivalent to common shares outstanding.

The table below sets forth a listing of potentially dilutive securities that were excluded from the calculation of diluted net loss per share attributable to common shareholders because the impact of including them would have been anti-dilutive or out-of-the-money. Potentially dilutive securities include stock options, restricted stock units, warrants, and other share-settled instruments:

	For the year ended
	December 31,
	2025	2024
Stock options	17,691,184	18,951,539
RSUs	1,232,794	—
Warrants (public and private)	30,276,119	7,759,535
Total	49,200,097	26,711,074